Equity - Shares granted under the plan (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Equity
Average price per share beginning | $ / shares	$ 12.44	$ 7.83	$ 5.62
Granted during the year | $ / shares	18.44	14.65	9.48
Exercised during the year | $ / shares	(12.9)	(8.7)	(6.55)
Average price per share ending | $ / shares	$ 16.81	$ 12.44	$ 7.83
As at January 1 | shares	106,667	138,141	169,185
Granted during the year | shares	65,912	87,324	113,848
Exercised during the year | shares	(91,509)	(118,798)	(144,892)
As at December 31 | shares	81,070	106,667	138,141